Accrued Expenses and other current liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and other current liabilities
Accrued Expenses and other current liabilities

8. Accrued Expenses and other current liabilities

	As of December 31,
	2011	2012
	$	$
Accrued advertising expense	1,458,279	6,442,327
Accrued shipping and handling expenses	7,156,721	16,979,115
Accrued payroll	2,660,630	8,049,376
Social benefit provision	1,599,125	2,189,601
Deposits from delivery service providers	1,091,056	3,730,277
Other tax payable	10,383,025	9,513,784
Accrued rental expenses	180,412	1,580,588
Accrued administrative expenses	331,226	2,028,619
Others	1,806,028	2,162,756
Total	26,666,502	52,676,443